Registration Nos. 2-50843 & 811-2481

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

               Pre-Effective Amendment No. _______     [   ]

              Post-Effective Amendment No.   45        [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                           OF 1940                     [ X ]

               Amendment No.     28                    [ X ]

                  CAPITAL CASH MANAGEMENT TRUST
        (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                         (212) 697-6666
                 (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer Brady Smith & Hines LLP
                  551 Fifth Avenue, 27th Floor
                    New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[___] immediately upon filing pursuant to paragraph (b)
[_X_] on October 31, 2003 pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(i)
[___] on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii)
[___] on November 1, 1999,pursuant to paragraph (a)(ii) of Rule 485.
[___] This post-effective amendment designates a new effective date for a previous post-effective amendment.

                                  CAPITAL CASH
                                MANAGEMENT TRUST
               380 Madison Avenue, Suite 2300 * New York, NY 10017
                           800-228-7496 * 212-697-6666

                                   Prospectus


Original Shares                                               October 31, 2003



     Capital Cash Management Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities.


     After consultation with management of the Trust, the Board of Trustees has determined that it is not practical for the Trust to continue operations beyond December 2, 2003. The Trust will not accept new investments after November 14, 2003.



                  For purchase, redemption or account inquiries
                contact the Trust's Shareholder Servicing Agent:
           PFPC Inc. * 760 Moore Road * King of Prussia, PA 19406-1212
                             800-437-1000 toll free


                    For general inquiries & yield information
                     800-228-7496 toll free or 212-697-6666



     The Securities and Exchange Commission has not approved or disapproved the Trust's securities or passed upon the adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.



                                Table of Contents

         The Cash Fund: Objective,
         Investment Strategies,
         Main Risks.......................................................

         Risk/Return Bar Chart and
         Performance Table................................................

         Fees and Expenses................................................

         Management of the Trust..........................................

         Net Asset Value per Share........................................

         Purchases........................................................

         Redeeming Your Investment........................................

         Distribution Arrangements........................................

         Dividends........................................................

         Financial Highlights.............................................

The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

     The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.


"What are the Cash Fund's investment strategies?"

     The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

     Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     (2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations and include foreign banks and foreign branches of United States banks.)

     (3) Short-term corporate debt known as "commercial paper."

     (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

     (6) Repurchase agreements.

     The Cash Fund seeks to maintain a net asset value of $1.00 per share.

     In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any issuer.

     The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or, if unrated, they must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     STCM Management Company, Inc. (the "Adviser") seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

     Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

     Investment in the Cash Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

     Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     Corporate bonds and debentures are subject to interest rate and credit risks.


     There are two types of risk associated with the Cash Fund: interest rate risk and credit risk.


     Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk.

     Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

     Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

                                    Cash Fund
                   Risk/Return Bar Chart and Performance Table

     The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Original Shares by showing changes in the performance of the Cash Fund's Original Shares from year to year over a 10-year period and by showing the Cash Fund's average annual returns for the designated periods. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.


[Bar Chart]
Annual Total Returns (Original Shares)
1993-2003


10%

8%

6%                                      6.05
               5.57      5.16 5.23 4.79 XXXX
4%       3.94 XXXX 5.02 XXXX XXXX XXXX XXXX 3.62
    2.94 XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX 1.30
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

    1993 1994 1995 1996 1997 1998 1999 2000 2001 2002
                     Calendar Years


During the 10-year period shown in the bar chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.29% (quarter ended December 31, 2002).

The year-to-date (from January 1, 2003 to September 30, 2003) total return was 0.64%.

                     Average Annual Total Return

For the period ended
December 31, 2002

                  1 Year   5 Years  10 Years

  Capital Cash
Management Trust - Original Shares

                   1.30%     4.18%    4.36%


Please call (800) 228-7496 toll free to obtain the Cash Fund's most current seven-day yield.

                                    Cash Fund
                          Fees and Expenses of the Fund
                                (Original Shares)

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Cash Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends......................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee  .............................0.20%
Distribution (12b-1) Fee....                 0.00%
Other:
 Administration Fee.   ................0.15%
 Other Expenses........................4.54%
    Total                ....................4.69%
Total Annual Fund Operating Expenses   ......4.89%
Fee Waivers and Expense Reimbursements (1)...4.53%
Net Expenses(1)..............................0.36%

(1) The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2003 through June 30, 2004 so that total Fund expenses for Original Shares of the Cash Fund will not exceed 0.40%.

Example

This Example is intended to help you compare the cost of investing in Original Shares of the Cash Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Cash Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Cash Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year   3 years   5 years    10 years

                      $37(2)   $1,061    $2,088      $4,665

(2) Absent fee waivers and reimbursements, 1-year expenses would be $489 and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.



                             Management of the Trust


"How is the Trust managed?"


     STCM Management Company Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017 (the "Adviser") is the investment adviser for the Trust. Under the Advisory Agreement, the Adviser provides for investment supervision including supervising continuously the investment program of the Trust and the composition of its portfolio; determining what securities will be purchased or sold by the Trust; arranging for the purchase and the sale of securities held in the portfolio of the Trust; and, at the Adviser's expense, determining the value of the Trust's portfolio daily.



     Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Trust, overseeing relationships between the Trust and the service providers to the Trust, maintaining the Trust's books and records and providing other administrative services.


     During the fiscal year ended June 30, 2003, the Cash Fund accrued advisory fees (0.20 of 1%) and administration fees (0.15 of 1%) at the total annual rate of 0.35 of 1% of its average annual net assets. All of these fees were waived.

Information about the Adviser and the Administrator


     The Adviser has acted as investment adviser for the Cash Fund since 1992. The Trust's Administrator is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and an equity fund. As of September 30, 2003, these funds had aggregate assets of approximately $3.9 billion, of which approximately $1.4 billion consisted of assets of the money-market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.


     The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2003 through June 30, 2004 so that total Fund expenses for Original Shares of the Cash Fund will not exceed 0.40%.


     The Administrator has also agreed that it will provide funding to the Adviser as necessary to cover operating expenses and other financial commitments and will make available personnel, office space and equipment support to the Adviser at no charge. As a result of these arrangements, the Adviser currently incurs no costs for salaries, rent or equipment. It is anticipated that these arrangements will remain in place until the Trust achieves sufficient size so that it is no longer necessary for the Adviser to waive its fees or for the Trust's expenses to be reimbursed. If these arrangements are discontinued, the Prospectus will be supplemented. Certain officers of the Administrator are also officers of the Adviser.

                            Net Asset Value per Share


     The net asset value of the shares of the Trust's classes of shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "business day") by dividing the value of the Trust's net assets allocable to the class (which means the value of the assets less liabilities) by the total number of shares of such class outstanding at the time. The price at which a purchase or redemption of shares is effected is based on the net asset value next calculated after your purchase or redemption order is received in proper form.


     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the Trust's investments at amortized cost.


     The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days not included in that announcement. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases

Opening an Account


     To open a new Original Shares account, you must send a properly completed New Account Application to PFPC Inc. (the "Agent"). The Trust will not honor redemption of shares purchased by wire payment until a properly completed New Account Application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.


     Original Shares are offered solely to (1) financial institutions, for their own account or acting for investors in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into Original Shares under the Trust's exchange privilege; (3) shareholders of record on November 1, 1999, the date on which the Trust first offered two classes of shares; (4) Trustees and officers of funds in the Aquilasm Group of Funds; (5) officers and employees of the Adviser, Administrator and Distributor; and (6) members of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest and which have entered into agreements with the Distributor under the Trust's Distribution Plan.


     You can make direct investments in Original Shares in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Capital Cash Management and mailed to:


             PFPC Inc.
             760 Moore Road
             King of Prussia, PA 19406-1212


     2. By Wire. You can wire Federal Funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

     To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-437-1000 toll free) and then instruct your bank to wire funds to:

         PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 85-0242-8425


         Your bank's wire instructions should indicate the following:


       FFC:  Capital Cash Management Trust
       Original Shares

         In addition you should supply:

     *    Account name and number (if an existing account).

     * The name in which the investment is to be registered (if a new account).

Your bank may impose a charge for wiring funds.


     3. Through Brokers. If you wish, you may invest in the Trust by purchasing shares through registered broker/dealers.


     The Trust imposes no sales or service charge, although broker/dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker/dealer acting independently; broker/dealers may establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Trust. Broker/dealers are responsible for prompt transmission of orders placed through them.



                    Opening An Account                                         Adding to an Account


*Make out a check for the investment amount payable to the   *Make out a check for the investment amount payable to
Trust.                                                       the Trust.

*Complete a New Account Application, which is available      *Fill out the pre-printed stub attached to the Trust's
with the Prospectus or upon request, indicating the          confirmations or supply the name(s) of account
features you wish to authorize.                              owner(s), the account number and the name of the Trust.

                                                             *Send your check and account information to your dealer
*Send your check and completed New Account Application to    or to the Trust's Agent, PFPC Inc., or
your dealer or to the Trust's Agent, PFPC Inc., or
                                                             *Wire funds as described above.
*Wire funds as described above.

     Be sure to supply the name(s) of account owner(s), the account number and the name of the Trust.


"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

     * Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

     * Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.


     Before you can transfer funds electronically, the Trust's Agent must have your completed New Account Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Trust may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.


"When are shares issued and dividends declared on them?"

         The Trust issues shares two ways.


     First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.


"When will my order become effective under the First Method?"

     The Trust must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows:



                                          When will an order received before      When will an order received after
                                            4:00 p.m. on a Business Day be         4:00 p.m. on a Business Day be
            Payment Method.                        deemed effective?                      deemed effective?

By wire in Federal Funds or Federal      That day.                              Next Business Day.
Reserve Draft
By wire not in Federal Funds             4:00 p.m. on the Business Day          4:00 p.m. on the Business Day
                                         converted to Federal Funds (normally   converted to Federal Funds (normally
                                         the next Business Day).                the next Business Day).

By Check                                 4:00 p.m. on the Business Day          4:00 p.m. on the Business Day
                                         converted to Federal Funds (normally   converted to Federal Funds (normally
                                         two Business Days for checks on        two Business Days for checks on
                                         banks in the Federal Reserve System,   banks in the Federal Reserve System,
                                         longer for other banks).               longer for other banks).

Automatic Investment                     The day you specify; if it is not a
                                         Business Day, on the next Business
                                         Day.

Telephone Investment                     That day.                              Next Business Day.



     All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)


     Second Method- For broker/dealers or banks which have requested that this method be used, to which request the Trust has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.


"When will my order be effective under the Second Method?"

     Your purchase order is effective and your funds are deemed available for investment on that day if

     (i) You advise the Agent before 1:00 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund; and

     (ii) Your payment in Federal Funds is received by wire on that day.


     The second investment method is available to prospective investors in shares of the Trust who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Trust will advise you as to the broker/dealers or banks through which such purchases may be made.


     The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise, redeem those shares first purchased, regardless of the method under which they were purchased.


     Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the New Account Application must be properly completed and have been received and accepted by the Agent; the Trust or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Trust or the payment thereof must be guaranteed to the Trust so that the Trust can be as fully invested as practicable.


Transfer on Death ("TOD") Registration


     The Trust generally permits "transfer on death" ("TOD") registration of shares purchased directly, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker/dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.


                            Redeeming Your Investment

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.


     There is no minimum period for investment in the Trust, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.


How to Redeem Your Investment

By mail, send instructions to:


PFPC Inc.
Attn: Aquilasm Group of Funds
760 Moore Road
King of Prussia, PA 19406-1212


By telephone, call:

800-437-1000 toll-free


By FAX, send instructions to: 610-312-5463


For liquidity and convenience, the Trust offers expedited redemption.

         Expedited Redemption Methods
         (Non-Certificate Shares Only)

     You may request expedited redemption for any shares not issued in certificate form in two ways:

     1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

          a) to a Financial Institution account you have previously specified;
     or


          b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any seven-day period.


                              Telephoning the Agent

         Whenever you telephone the Agent, please be prepared to supply:

                  account name(s) and number

                  name of the caller

                  the social security number(s) registered to the account

                  personal identification


          Note: Check the accuracy of your confirmation statements immediately upon receipt. The Trust, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.


     2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent, PFPC Inc., by FAX at 610-312-5463 or by mail to 760 Moore Road, King of Prussia, PA 19406-1212. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

                  account name(s),

                  account number,

                  amount to be redeemed,

                  any payment directions.

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the New Account Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and
(3) possible additional documentation.


     The name(s) of the shareholder(s) on the Financial Institution account must be identical to the name(s) on the Trust's records of your account.


     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your New Account Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

     You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your New Account Application, or by proper completion of a Ready Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)


     Certificate Shares. Mail to the Trust's Agent: (1) blank (unsigned) certificates for Original Shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.


     To be in "proper form," items (2) and (3) above must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders, such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record.

     Signature Guarantees. If sufficient documentation is on file, we do not require a signature guarantee for redemptions of certificate or non-certificate shares up to $50,000, payable to the record holder, and sent to the address of record. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

                  member of a national securities exchange

                  U.S. bank or trust company

                  state-chartered savings bank

                  federally chartered savings and loan association

                  foreign bank having a U.S. correspondent bank; or

                  participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

         A notary public is not an acceptable signature guarantor.

     Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Trust's Agent, which includes:

                    account name(s)

                    account number

                    dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Trust)

                    signature(s) of the registered shareholder(s) and

                    signature guarantee(s), if required, as indicated above after "certificate shares."

"When will I receive the proceeds of my redemption?"


     Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within seven days.


Redemption                 Method of Payment             Charges

Under $1,000.              Check.                         None.

$1,000 or more.            Check, or, wired               None.
                           or transferred through
                           the Automated Clearing
                           House to your Financial
                           Institution Account,
                           if you requested on
                           your New Account
                           Application or Ready
                           Access Features Form.


Through a broker
/dealer.                   Check or wire, to your         None.
                           broker/dealer.                 However,
                                                          your
                                                          broker/dealer
                                                          may charge a
                                                          fee.


     Although the Trust does not currently intend to, it may impose a charge, up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders, the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.


     The Trust may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check), for Automatic Investment or Telephone Investment up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.


     The Trust has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines that an emergency exists which causes disposal of, or determination of the value of, portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.


     The Trust can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.


     Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of the Trust's portfolio securities in conformity with SEC rules. This method will only be used if the Board of Trustees determines that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"


     An Automatic Withdrawal Plan allows you to arrange to receive a monthly or quarterly check in a stated amount, not less than $50.


                            Distribution Arrangements

Confirmations and Share Certificates


     A statement will be mailed to you confirming each purchase of shares in the Trust. Accounts are rounded to the nearest 1/1000th of a share. The Trust will not issue share certificates unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If you have certificates issued, Expedited Redemption Methods described above will not be available and delay and expense may be incurred if you lose the certificates. The Trust will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts.


     The Trust and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan


     The Trust has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act.


     Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of the Trust is designed to protect against any claim against or involving the Trust that some of the expenses which the Trust pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Trust, to make payments to a class of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest at the annual rate of a maximum of
0.10 of 1% of the average annual net assets of the Trust.


     The Distribution Plan has other provisions that relate to payments in connection with the Trust's Service Shares Class. None of such payments are made from assets represented by Original Shares of the Trust.

                                    Dividends


     The Trust will declare all of its net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "second" method.


     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.


     Dividends paid by the Trust with respect to Service Shares (the Trust's other class of shares) and Original Shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including any payments made by Service Shares under the Distribution Plan or the Shareholder Services Plan for Service Shares) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.


     Dividends will be taxable to you as ordinary income, even though reinvested. Statements as to the tax status of your dividends will be mailed annually.


     It is possible but unlikely that the Trust may have realized long-term capital gains or losses in a year.


     Dividends of the Trust will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.


     You may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of your dividends and distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.


     You can make any of these elections on the New Account Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     Whether your dividends are paid in cash or reinvested, you will receive a monthly statement indicating the current status of your account.


     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Trust may be required to impose backup withholding at a rate of 28% upon payment of redemptions and dividends.



     The Trust reserves the right to change the dividend and distribution payment option on your account to "reinvest" if mail sent to the address on your account is returned by the post office as "undeliverable" and you have elected to have your account dividends and/or distributions paid in cash. In such event, the Trust would then purchase additional shares of the Trust with any dividend or distribution payments that are "undeliverable". In order to change the option back to "cash", you would need to send the Agent written instructions as described above.

                          Capital Cash Management Trust
                                 Original Shares
                              Financial Highlights
                (For a share outstanding throughout each period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Original Shares of the Cash Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                                                                YEAR ENDED JUNE 30,
                                                    ----------------------------------------------------------------
                                                      2003          2002          2001          2000          1999
                                                    --------      --------      --------      --------      --------
Net asset value, beginning of period ...........    $1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                    --------      --------      --------      --------      --------
Income from investment operations:
   Net investment income .......................     0.0107        0.0194        0.0540        0.0524        0.0473
                                                    --------      --------      --------      --------      --------
Less distributions:
   Dividends from net investment income ........    (0.0107)      (0.0194)      (0.0540)      (0.0524)      (0.0473)
                                                    --------      --------      --------      --------      --------
Net asset value, end of period .................    $1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                    ========      ========      ========      ========      ========
Total return ...................................      1.08%         1.96%         5.54%         5.37%         4.84%
Ratios/supplemental data
   Net assets, end of period (in thousands) ....     $1,764        $1,555        $2,076        $1,699        $1,616
   Ratio of expenses to average net assets .....      0.39%         0.41%         0.40%         0.41%         0.41%
   Ratio of net investment income to average
   net assets ..                                      1.03%         1.97%         5.40%         5.24%         4.72%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

   Ratio of expenses to average net assets .....      4.86%         3.47%         3.45%         5.14%         3.51%
   Ratio of net investment income (loss) to
      average net assets .......................     (3.43%)       (1.09)%        2.35%         0.50%         1.62%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....      0.36%         0.40%         0.40%         0.40%         0.40%

                                  ADMINISTRATOR
                          Aquila Management Corporation
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017

                               INVESTMENT ADVISER
                          STCM Management Company Inc.
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017

                                    TRUSTEES
                           Lacy B. Herrmann, Chairman
                        Theodore T. Mason, Vice Chairman
                                 Paul Y. Clinton
                                Diana P. Herrmann
                                  Anne J. Mills
                                Cornelius T. Ryan
                                J. William Weeks


                                    OFFICERS
                          Diana P. Herrmann, President
       Charles E. Childs, III, Senior Vice President and Portfolio Manager
              John M. Herndon, Vice President & Assistant Secretary
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary


                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
                                 760 Moore Road
                    King of Prussia, Pennsylvania 19406-1212

                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                              1111 Polaris Parkway
                              Columbus, Ohio 43240

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                     COUNSEL
                         Hollyer Brady Smith & Hines LLP
                                551 Fifth Avenue
                            New York, New York 10176

This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Trust and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus and is therefore legally a part of this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Trust available to you.


You can get additional information about the Trust's investments in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. You can get the SAI and the Trust's annual and semi-annual reports without charge, upon request by calling 800-228-7496 (toll free).


In addition, you can review and copy information about the Trust (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Trust are also available on the EDGAR Database at the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-2481

                         This Prospectus should be read
                        and retained for future reference



                      CAPITAL CASH MANAGEMENT TRUST CAPITAL
                                    ---------
                          A cash management investment


                                   PROSPECTUS
                                 Original Shares
                                    ---------
                   To receive a free copy of the Trust's SAI,
               annual or semi-annual report, or other information
               about the Trust including yield information, call:
                     800-228-7496 toll-free or 212-697-6666
                   To make shareholder account inquiries, call
                   the Trust's Shareholder Servicing Agent at:
                             800-437-1000 toll free
                               or you can write to
                                    PFPC Inc.
                                 760 Moore Road
                         King of Prussia, PA 19406-1212

                                  CAPITAL CASH
                                MANAGEMENT TRUST
               380 Madison Avenue, Suite 2300 * New York, NY 10017
                           800-228-7496 * 212-697-6666

                                   Prospectus


Service Shares                                              October 31, 2003



     Capital Cash Management Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities.


     After consultation with management of the Trust, the Board of Trustees has determined that it is not practical for the Trust to continue operations beyond December 2, 2003. The Trust will not accept new investments after November 14, 2003.


        For purchase, redemption or account inquiries contact the Trust's
                          Shareholder Servicing Agent:
           PFPC Inc. * 760 Moore Road * King of Prussia, PA 19406-1212
                             800-437-1000 toll free


                    For general inquiries & yield information
                     800-228-7496 toll free or 212-697-6666



     The Securities and Exchange Commission has not approved or disapproved the Trust's securities or passed upon the adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.



                                Table of Contents

         The Cash Fund: Objective,
         Investment Strategies,
         Main Risks.......................................................

         Risk/Return Bar Chart and
         Performance Table................................................

         Fees and Expenses................................................

         Management of the Trust..........................................

         Net Asset Value per Share........................................

         Purchases........................................................

         Redeeming Your Investment........................................

         Distribution Arrangements........................................

         Dividends........................................................

         Financial Highlights.............................................

The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

     The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.


"What are the Cash Fund's investment strategies?"

     The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

     Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     (2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations and include foreign banks and foreign branches of United States banks.)

     (3) Short-term corporate debt known as "commercial paper."

     (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

     (6) Repurchase agreements.

     The Cash Fund seeks to maintain a net asset value of $1.00 per share.

     In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any issuer.

     The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or, if unrated, they must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     STCM Management Company, Inc. (the "Adviser") seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

     Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

     Investment in the Cash Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

     Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     Corporate bonds and debentures are subject to interest rate and credit risks.

     There are two types of risk associated with the Cash Fund: interest rate risk and credit risk.

     Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk.

     Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

     Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

                                    Cash Fund
                   Risk/Return Bar Chart and Performance Table
                                (Original Shares)

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Service Shares by showing changes in the performance of the Cash Fund's Original Shares from year to year over a 10-year period and by showing the average annual returns of the Cash Fund's Original Shares for the designated periods. Information is given for the Cash Fund's Original Shares, which are not offered by this Prospectus, because no Service Shares of the Cash Fund were outstanding during the periods shown. Because shares of the two classes are invested in the same portfolio of securities, their returns would be substantially similar; however, the returns of the Cash Fund's Service Shares would have been somewhat lower due to the higher expenses borne by the Service Shares. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.

[Bar Chart]
Annual Total Returns (Original Shares)
1993-2003

10%

8%

6%                                            6.05
                5.57  5.02  5.16  5.23  4.79  XXXX
4%        3.94  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  3.62
    2.94  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX
2%  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX
    XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  1.30
0%  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX

    1993  1994  1995  1996  1997  1998  1999  2000  2001  2002
                     Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.29% (quarter ended December 31, 2002).

The year-to-date (from January 1, 2003 to September 30, 2003) total return was 0.64%.

                     Average Annual Total Return
For the period ended
December 31, 2002

                  1 Year   5 Years  10 Years

  Capital Cash
Management Trust - Original Shares

                   1.30%     4.18%    4.36%

Please call (800) 228-7496 toll free to obtain the Cash Fund's most current seven-day yield.

                                    Cash Fund
                           Fees and Expenses of the Fund
                                 (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. No Service Shares are currently outstanding.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases........................ 0.00%
Maximum Deferred Sales Charge (Load)........ 0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends..................... 0.00%
Redemption Fees............................. 0.00%
Exchange Fees............................... 0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee ............................. 0.20%
Distribution (12b-1) Fee.................    0.25%
Other:
 Administration Fee....................0.15%
 Other Expenses........................4.54%
 Total                   ....................4.69%
Total Annual Fund Operating Expenses.........5.14%
Fee Waivers and Expense Reimbursements(1)....4.53%
Net Expenses(1)..............................0.61%


(1) The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2003 through June 30, 2004 so that total Fund expenses for Service Shares of the Cash Fund will not exceed 0.65%

Example

This Example is intended to help you compare the cost of investing in the Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Cash Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Cash Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 year   3 years   5 years    10 years

           $62(2)   $1,134    $2,203      $4,861

(2) Absent fee waivers and reimbursements, 1- year expenses would be $514 and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.

                             Management of the Trust

"How is the Trust managed?"


     STCM Management Company Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017 (the "Adviser") is the investment adviser for the Trust. Under the Advisory Agreement, the Adviser provides for investment supervision including supervising continuously the investment program of the Trust and the composition of its portfolio; determining what securities will be purchased or sold by the Trust; arranging for the purchase and the sale of securities held in the portfolio of the Trust; and, at the Adviser's expense, determining the value of the Trust's portfolio daily.


     Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Trust, overseeing relationships between the Trust and the service providers to the Trust, maintaining the Trust's books and records and providing other administrative services.


     During the fiscal year ended June 30, 2003, the Cash Fund accrued advisory fees (0.20 of 1%) and administration fees (0.15 of 1%) at the total annual rate of 0.35 of 1% of its average annual net assets. All of these fees were waived.

Information about the Adviser and the Administrator


     The Adviser has acted as investment adviser for the Cash Fund since 1992. The Trust's Administrator is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and an equity fund. As of September 30, 2003, these funds had aggregate assets of approximately $3.9 billion, of which approximately $1.4 billion consisted of assets of the money-market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.


     The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2003 through June 30, 2004 so that total Fund expenses for Service Shares of the Cash Fund will not exceed 0.65%.


     The Administrator has also agreed that it will provide funding to the Adviser as necessary to cover operating expenses and other financial commitments and will make available personnel, office space and equipment support to the Adviser at no charge. As a result of these arrangements, the Adviser currently incurs no costs for salaries, rent or equipment. It is anticipated that these arrangements will remain in place until the Trust achieves sufficient size so that it is no longer necessary for the Adviser to waive its fees or for the Trust's expenses to be reimbursed. If these arrangements are discontinued, the Prospectus will be supplemented. Certain officers of the Administrator are also officers of the Adviser.

                            Net Asset Value per Share


     The net asset value of the shares of the Trust's classes of shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "business day") by dividing the value of the Trust's net assets allocable to the class (which means the value of the assets less liabilities) by the total number of shares of such class outstanding at the time. The price at which a purchase or redemption of shares is effected is based on the net asset value next calculated after your purchase or redemption order is received in proper form.


     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the Trust's investments at amortized cost.


     The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days not included in that announcement. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases

Opening an Account


     To open a new Service Shares account, you must send a properly completed New Account Application to PFPC Inc. (the "Agent"). The Trust will not honor redemption of shares purchased by wire payment until a properly completed New Account Application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.


     You can make direct investments in Service Shares in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Capital Cash Management and mailed to:


             PFPC Inc.
             760 Moore Road
             King of Prussia, PA 19406-1212


     2. By Wire. You can wire Federal Funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

          To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-437-1000 toll free) and then instruct your bank to wire funds to:

         PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 85-0242-8425


         Your bank's wire instructions should indicate the following:


         FFC:  Capital Cash
         Management Trust
         Service Shares

         In addition you should supply:

     *    Account name and number (if an existing account).

     * The name in which the investment is to be registered (if a new account).

Your bank may impose a charge for wiring funds.


     3. Through Brokers. If you wish, you may invest in the Trust by purchasing shares through registered broker/dealers.


     The Trust imposes no sales or service charge on purchases of Service Shares, although financial intermediaries may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each financial intermediary acting independently; financial intermediaries may establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Trust. Financial intermediaries are responsible for prompt transmission of orders placed through them.


     Banks may offer an arrangement whereby their customers may invest in Service Shares of the Trust by establishing a "sweep account" with them. A sweep account connects an FDIC-insured checking account with an account with the Trust. When money is transferred out of a checking account for investment in the Trust, it is no longer covered by FDIC insurance. Because of the special arrangements for automated purchases and redemptions of Service Shares that sweep accounts involve, certain options or other features described in this Prospectus (such as alternative purchase and redemption procedures, dividend and distribution arrangements or share certificates) may not be available to persons investing through such accounts. Investments through a sweep account are governed by the terms and conditions of the account (including fees and expenses associated with the account), which are typically set forth in agreements and accompanying disclosure statements used to establish the account. You should review copies of these materials before investing in a Fund through a sweep account.

     If you are not investing through a financial intermediary, you should follow these instructions:



                    Opening An Account                                         Adding to an Account

*Make out a check for the investment amount payable to the   *Make out a check for the investment amount payable to
Trust.                                                       the Trust.

*Complete a New Account Application, which is available      *Fill out the pre-printed stub attached to the Trust's
with the Prospectus or upon request, indicating the          confirmations or supply the name(s) of account
features you wish to authorize.                              owner(s), the account number and the name of the Trust.

                                                             *Send your check and account information to your dealer
*Send your check and completed New Account Application to    or to the Trust's Agent, PFPC Inc., or
your dealer or to the Trust's Agent, PFPC Inc., or
                                                             *Wire funds as described above.
*Wire funds as described above.

Be sure to supply the name(s) of account owner(s), the account number and the name of the Trust.


     If you make additional investments in Service Shares through an account with a financial intermediary, you will follow the procedures of the financial intermediary, rather than the foregoing.

"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

     * Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

     * Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.


     Before you can transfer funds electronically, the Trust's Agent must have your completed New Account Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Trust may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.


     If you make additional investments in Service Shares through an account with a financial intermediary, the procedures for such investments will be those provided in connection with the account rather than the foregoing.

"When are shares issued and dividends declared on them?"


         The Trust issues shares two ways.


     First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will my order become effective under the First Method?"


     The Trust must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows:



                                          When will an order received before      When will an order received after
                                            4:00 p.m. on a Business Day be         4:00 p.m. on a Business Day be
            Payment Method.                        deemed effective?                      deemed effective?

By wire in Federal Funds or Federal      That day.                              Next Business Day.
Reserve Draft
By wire not in Federal Funds             4:00 p.m. on the Business Day          4:00 p.m. on the Business Day
                                         converted to Federal Funds (normally   converted to Federal Funds (normally
                                         the next Business Day).                the next Business Day).

By Check                                 4:00 p.m. on the Business Day          4:00 p.m. on the Business Day
                                         converted to Federal Funds (normally   converted to Federal Funds (normally
                                         two Business Days for checks on        two Business Days for checks on
                                         banks in the Federal Reserve System,   banks in the Federal Reserve System,
                                         longer for other banks).               longer for other banks).

Automatic Investment                     The day you specify; if it is not a
                                         Business Day, on the next Business
                                         Day.

Telephone Investment                     That day.                              Next Business Day.


     All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)


     Second Method- For broker/dealers or banks which have requested that this method be used, to which request the Trust has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.


"When will my order be effective under the Second Method?"

     Your purchase order is effective and your funds are deemed available for investment on that day if

     (i) You advise the Agent before 1:00 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund; and

     (ii) Your payment in Federal Funds is received by wire on that day.

     The second investment method is available to prospective investors in shares of the Trust who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Trust will advise you as to the broker/dealers or banks through which such purchases may be made.


     The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise, redeem those shares first purchased, regardless of the method under which they were purchased.

     Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the New Account Application must be properly completed and have been received and accepted by the Agent; the Trust or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Trust or the payment thereof must be guaranteed to the Trust so that the Trust can be as fully invested as practicable.


Transfer on Death ("TOD") Registration


     The Trust generally permits "transfer on death" ("TOD") registration of shares purchased directly, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker/dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules. TOD registration may not be available if you invest through a financial intermediary.


                            Redeeming Your Investment

     You may redeem some or all of your shares by a request to the Agent.Shares will be redeemed at the next net asset value determined after your request has been received in proper form.


     There is no minimum period for investment in the Trust, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.


     If you purchased Service Shares of the Trust through broker/dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests.

How to Redeem Your Investment

By mail, send instructions to:


PFPC Inc.
Attn: Aquilasm Group of Funds
760 Moore Road
King of Prussia, PA 19406-1212


By telephone, call:

800-437-1000 toll-free


By FAX, send instructions to: 610-312-5463


For liquidity and convenience, the Trust offers expedited redemption.


         Expedited Redemption Methods
         (Non-Certificate Shares Only)

     You may request expedited redemption for any shares not issued in certificate form in two ways:


     1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

               a) to a Financial Institution account you have previously specified; or

               b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any seven-day period.

                  Telephoning the Agent

                  Whenever you telephone the Agent, please be prepared to
             supply:

                  account name(s) and number

                  name of the caller

                  the social security number(s) registered to the account

                  personal identification



          Note: Check the accuracy of your confirmation statements immediately upon receipt. The Trust, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.



     2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 610-312-5463 or by mail to 760 Moore Road, King of Prussia, PA 19406-1212. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

                  account name(s)

                  account number

                  amount to be redeemed

                  any payment directions

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the New Account Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and
(3) possible additional documentation.


     The name(s) of the shareholder(s) on the Financial Institution account must be identical to the name(s) on the Trust's records of your account.


     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your New Account Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

     You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your New Account Application, or by proper completion of a Ready Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)


     Certificate Shares. Mail to the Trust's Agent: (1) blank (unsigned) certificates for Service Shares to be redeemed, (2) redemption instructions, and
(3) a stock assignment form.


          To be in "proper form," items (2) and (3) above must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

          For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

          We may require additional documentation for certain types of shareholders, such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record.


          Signature Guarantees. If sufficient documentation is on file, we do not require a signature guarantee for redemptions of certificate or non-certificate shares up to $50,000, payable to the record holder, and sent to the address of record. In all other cases, signatures must be guaranteed.


          Your signature may be guaranteed by any:

                  member of a national securities exchange

                  U.S. bank or trust company

                  state-chartered savings bank

                  federally chartered savings and loan association

                  foreign bank having a U.S. correspondent bank; or

                  participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

         A notary public is not an acceptable signature guarantor.


     Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Trust's Agent, which includes:


                    account name(s)

                    account number

                    dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Trust)

                    signature(s) of the registered shareholder(s) and

                    signature guarantee(s), if required, as indicated above after "certificate shares."


"When will I receive the proceeds of my redemption?"


     Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within seven days.


Redemption                 Method of Payment              Charges

Under $1,000.              Check.                         None.

$1,000 or more.            Check, or, wired               None.
                           or transferred through
                           the Automated
                           Clearing House to your
                           Financial Institution
                           account, if you requested
                           on your New Account
                           Application or Ready
                           Access Features Form.


Through a broker
/dealer.                   Check or wire, to your         None.
                           broker/dealer.                 However,
                                                          your
                                                          broker/dealer
                                                          may charge a
                                                          fee.


     Although the Trust does not currently intend to, it may impose a charge, up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders, the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.


     The Trust may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check), for Automatic Investment or Telephone Investment up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.


     The Trust has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines that an emergency exists which causes disposal of, or determination of the value of, portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.


     The Trust can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.


     Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of the Trust's portfolio securities in conformity with SEC rules. This method will only be used if the Board of Trustees determines that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"


     An Automatic Withdrawal Plan, which is available only for shares purchased directly and not for shares purchased through a financial intermediary, allows you to arrange to receive a monthly or quarterly check in a stated amount, not less than $50.


                            Distribution Arrangements

Confirmations and Share Certificates


     If you invest in the Trust directly, rather than through a financial intermediary, all purchases of Service Shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Trust (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption methods described above will not be available and delay and expense may be incurred if you lose the certificates. The Trust will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. Share certificates may not be available to investors who purchase Service Shares through an account with a financial intermediary.


     The Trust and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan


     The Trust has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act.


     Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. A part of the Distribution Plan that relates exclusively to Service Shares provides for payments under agreements by the Fund out of its assets represented by Service Shares to certain designated payees which have rendered assistance in the distribution and/or retention of the Trust's Service Shares or in the servicing of Service Share accounts. The total payments under this part of the Distribution Plan may not exceed 0.25 of 1% of the average annual assets of the Fund. Payment is be made only out of the Trust's assets represented by Service Shares.

     Because these distribution fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     A payee may pass on a portion of the payments it receives to other financial institutions or service organizations that also render assistance in the distribution, retention and/or servicing of Service Shares.


     Another section of the Distribution Plan of the Trust is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make payments to a class of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest at the annual rate of a maximum of 0.10 of 1% of the average annual net assets of the Fund.


Shareholder Services Plan for Service Shares


     The Trust's Shareholder Services Plan authorizes it to pay a service fee under agreements to certain qualified recipients who have agreed to provide personal services to Service Shares shareholders and/or maintain their accounts. For any fiscal year, such fees may not exceed 0.25 of 1% of the average annual net assets represented by the Trust's Service Shares. Payment is be made only out of the Trust's assets represented by Service Shares.


     A payee may pass on a portion of the payments it receives to other financial institutions or service organizations that also render assistance in the servicing of Service Shares and/or maintenance of Service Share accounts.

Limitation on Payments

     Both the Distribution Plan and Shareholder Services Plan provide that total payments under both plans cannot exceed 0.25 of 1% of the average annual net assets represented by Service Shares.

                                    Dividends


     The Trust will declare all of its net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the " second " method.


     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.


     Dividends paid by the Trust with respect to Service Shares and Original Shares (the Trust's other class of shares) will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including any payments made by Service Shares under the Distribution Plan or the Shareholder Services Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.


     Dividends will be taxable to you as ordinary income, even though reinvested. Statements as to the tax status of your dividends will be mailed annually.


     It is possible but unlikely that the Trust may have realized long-term capital gains or losses in a year.


     Dividends of the Trust will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.


     You may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of your dividends and distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.


     You can make any of these elections on the New Account Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     Whether your dividends are paid in cash or reinvested, you will receive a monthly statement indicating the current status of your account.


     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Trust may be required to impose backup withholding at a rate of 28% upon payment of redemptions and dividends.


     The Trust reserves the right to change the dividend and distribution payment option on your account to "reinvest" if mail sent to the address on your account is returned by the post office as "undeliverable" and you have elected to have your account dividends and/or distributions paid in cash. In such event, the Trust would then purchase additional shares of the Trust with any dividend or distribution payments that are "undeliverable." In order to change the option back to "cash," you would need to send the Agent written instructions as described above.

                          Capital Cash Management Trust
                                 Original Shares
                              Financial Highlights
                (For a share outstanding throughout each period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Original Shares of the Cash Fund (assuming reinvestment of all dividends and distributions), which are not offered by this Prospectus. No Service Shares of the Cash Fund were outstanding during the periods shown. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                                                                YEAR ENDED JUNE 30,
                                                    ----------------------------------------------------------------
                                                      2003          2002          2001          2000          1999
                                                    --------      --------      --------      --------      --------

Net asset value, beginning of period ...........    $1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                    --------      --------      --------      --------      --------
Income from investment operations:
   Net investment income .......................     0.0107        0.0194        0.0540        0.0524        0.0473
                                                    --------      --------      --------      --------      --------
Less distributions:
   Dividends from net investment income ........    (0.0107)      (0.0194)      (0.0540)      (0.0524)      (0.0473)
                                                    --------      --------      --------      --------      --------
Net asset value, end of period .................    $1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                    ========      ========      ========      ========      ========
Total return ...................................      1.08%         1.96%         5.54%         5.37%         4.84%
Ratios/supplemental data
   Net assets, end of period (in thousands) ....     $1,764        $1,555        $2,076        $1,699        $1,616
   Ratio of expenses to average net assets .....      0.39%         0.41%         0.40%         0.41%         0.41%
   Ratio of net investment income to average
   net assets ..                                      1.03%         1.97%         5.40%         5.24%         4.72%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

   Ratio of expenses to average net assets .....      4.86%         3.47%         3.45%         5.14%         3.51%
   Ratio of net investment income (loss) to
      average net assets .......................     (3.43%)       (1.09)%        2.35%         0.50%         1.62%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....      0.36%         0.40%         0.40%         0.40%         0.40%


                                  ADMINISTRATOR
                          Aquila Management Corporation
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017

                               INVESTMENT ADVISER
                          STCM Management Company Inc.
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017

                                    TRUSTEES
                           Lacy B. Herrmann, Chairman
                        Theodore T. Mason, Vice Chairman
                                 Paul Y. Clinton
                                Diana P. Herrmann
                                  Anne J. Mills
                                Cornelius T. Ryan
                                J. William Weeks


                                    OFFICERS
                          Diana P. Herrmann, President
       Charles E. Childs, III, Senior Vice President and Portfolio Manager
              John M. Herndon, Vice President & Assistant Secretary
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary



                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
                                 760 Moore Road
                    King of Prussia, Pennsylvania 19406-1212

                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                              1111 Polaris Parkway
                              Columbus, Ohio 43240

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                     COUNSEL
                         Hollyer Brady Smith & Hines LLP
                                551 Fifth Avenue
                            New York, New York 10176

This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Trust and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus and is therefore legally a part of this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Trust available to you.


You can get additional information about the Trust's investments in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. You can get the SAI and the Trust's annual and semi-annual reports without charge, upon request by calling 800-228-7496 (toll free).


In addition, you can review and copy information about the Trust (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Trust are also available on the EDGAR Database at the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-2481

                         This Prospectus should be read
                        and retained for future reference


                      CAPITAL CASH MANAGEMENT TRUST CAPITAL
                                    ---------
                          A cash management investment


                                   PROSPECTUS
                                 Service Shares
                                    ---------
                   To receive a free copy of the Trust's SAI,
               annual or semi-annual report, or other information
               about the Trust including yield information, call:
                     800-228-7496 toll-free or 212-697-6666
                   To make shareholder account inquiries, call
                   the Trust's Shareholder Servicing Agent at:
                             800-437-1000 toll free
                               or you can write to
                                    PFPC Inc.
                                 760 Moore Road
                         King of Prussia, PA 19406-1212

                          Capital Cash Management Trust
                          380 Madison Avenue Suite 2300
                               New York, NY 10017
                                  800-437-1020
                                  212-697-6666




Statement of Additional Information                            October 31, 2003



This Statement of Additional Information (the "SAI") is not a Prospectus. It relates to Capital Cash Management Trust (the "Trust") . There are two Prospectuses for the Trust dated October 31, 2003: one for Original Class Shares ("Original Shares"), the other for Service Class Shares ("Service Shares") of the Trust. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing.



                   Either or both Prospectuses may be obtained
            from the Trust's Distributor, Aquila Distributors, Inc.
               380 Madison Avenue, Suite 2300, New York, NY 10017
                             800-437-1020 toll free
                                 or 212-697-6666


Financial Statements


     The financial statements for the Trust for the year ended June 30, 2003, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into this SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report of the Trust can be obtained without charge by calling the toll-free number listed above. The Annual Report will be delivered with the SAI.



TABLE OF CONTENTS
Trust History.........................................................
Investment Strategies and Risks.......................................
Policies of the Trust.................................................
Management of the Trust...............................................
Ownership of Securities...............................................
Investment Advisory and Other Services................................
Brokerage Allocation and Other Practices..............................
Capital Stock.........................................................
Purchase, Redemption, and Pricing of Shares...........................
Taxation of the Trust.................................................
Underwriter...........................................................
Performance...........................................................
Appendix A............................................................


                          CAPITAL CASH MANAGEMENT TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                  Trust History



     Capital Cash Management Trust (the "Trust") is a Massachusetts business trust. It is an open-end, non-diversified management investment company formed in 1976. The Trust is one of the oldest money-market mutual funds in the United States. The Trust has only one portfolio, Capital Cash Management Trust (the "Cash Fund").



                         Investment Strategies and Risks



     The investment objective and policies of the Trust are described in the Prospectuses, which refer to the investments and investment methods described below.


Additional Information About the Cash Fund's Investments

     Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     (2) Bank Obligations and Instruments Secured by Them: Bank obligations (i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks; (ii) of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. ("Banks" includes commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper: Short-term corporate debt.

     (4) Corporate Debt Obligations: Debt obligations issued by corporations (for example, bonds and debentures). Debentures are a form of unsecured debt issued by corporations.

     (5) Variable Amount Master Demand Notes: Variable amount master demand notes repayable on not more than 30 days' notice. These notes permit the investment of fluctuating amounts by the Cash Fund at varying rates of interest pursuant to direct arrangements between the Cash Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them.

     (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements with commercial banks and broker-dealers provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more nationally recognized statistical rating organizations ("NRSROs").

     (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Cash Fund's total assets, less liabilities other than the obligations created by when-issued commitments. When-issued securities are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price.

Further Information About Variable Amount Master Demand Notes


     Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Except for those notes which are payable at principal amount plus accrued interest within seven days after demand, such notes fall within the SEC's overall 10% limitation on securities with possible limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be "First Tier Securities" (as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and in connection with such purchases and on an ongoing basis, STCM Management Company, Inc. (the "Adviser") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Master demand notes as such are not typically rated by credit rating agencies and if not so rated the Trust may, under its minimum rating standards, invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Trust can invest.


Information About Insured Bank Obligations


     The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and savings institutions (collectively herein, "banks") up to $100,000. The Cash Fund may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand or the Board of Trustees determines that a readily available market exists for such obligations, the Cash Fund will invest in them only within a 10% limit.


Information about Certain Other Obligations

     The Cash Fund may purchase obligations other than those listed in the Prospectus, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest or a corporation in whose commercial paper it may invest. If any such guarantee is unconditional and is itself an "Eligible Security" (as defined in Rule 2a-7), the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an "Eligible Security" and meets all other applicable requirements of Rule 2a-7. As of the date of the SAI the Cash Fund does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Cash Fund invests in these assets, they will be identified in the Prospectus and described in the SAI.

U.S. Government Securities


     The Trust may invest in U.S Government securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), which include securities issued by the U.S. Government, such as Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.


     The Trust may invest in securities of U.S. government agencies and instrumentalities that issue or guarantee securities. These include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.



     Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Trust will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser, acting under procedures approved by the Board of Trustees, is satisfied that these obligations present minimal credit risks.

Turnover


     In general, the Trust will purchase securities with the expectation of holding them to maturity. However, the Trust may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Trust may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Trust will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Trust invests. (In the usual calculation of portfolio turnover, securities of the type in which the Trust invests are excluded; consequently, the high turnover which the Trust will have is not comparable to the turnover of non-money-market investment companies.)


When-Issued and Delayed Delivery Securities


     The Cash Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time that the Trust makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Cash Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. The Cash Fund will maintain and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Cash Fund will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Cash Fund chooses to dispose of any right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments.


Diversification and Certain Industry Requirements


     The Cash Fund has a rule under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Trust considers the industry of the issuer to be that of the related operating company.



                              Policies of the Trust


Investment Restrictions


     The Trust has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the 1940 Act, of the outstanding shares of that Trust vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of the Trust means the vote of the holders of the lesser of (a) 67% or more of the dollar value of the Trust's shares present at a meeting or represented by proxy if the holders of more than 50% of the dollar value of its shares are so present or represented, or (b) more than 50% of the dollar value of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.


         Investment Restrictions of the Cash Fund

     The following restrictions on the Cash Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Cash Fund.

1. The Cash Fund has diversification and anti-concentration requirements.

     The Cash Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Cash Fund cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, Rule 2a-7 limits investment in " Second Tier" Securities to 5% of the Cash Fund's assets in the aggregate, and to no more than the greater of 1% of the Cash Fund's assets or $1,000,000 in the securities of any one issuer.

     As stated above, the Cash Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry: U.S. Government securities and those domestic bank obligations and instruments of domestic banks which the Cash Fund may purchase are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

2. The Cash Fund can make loans only by lending securities or entering into repurchase agreements.

     The Cash Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Cash Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets and enter into repurchase agreements. While the Cash Fund can lend up to 10% of its portfolio, it does not currently foresee lending more than 5% of its portfolio. The Cash Fund will not purchase any securities subject to a repurchase agreement if thereafter more than 10% of its total assets would be invested in such securities subject to repurchase agreements calling for delivery in more than seven days. The Cash Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Cash Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

3. The Cash Fund can borrow only in limited amounts for special purposes.

     The Cash Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and in amounts not in excess of 15% of its assets at the time of such borrowing. Interest on borrowings would reduce the Cash Fund's income.

     Except in connection with borrowings, the Cash Fund will not issue senior securities.


4.  The Trust invests only in certain limited securities.


     Since the Trust cannot buy any securities other than those listed under "The Cash Fund: Objective, Investment Strategies and Main Risks" in the Prospectus or under "Investment Strategies and Risks" in the SAI, the Trust cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof.


     The Cash Fund cannot purchase or hold the securities of any issuer if, to its knowledge, any Trustee, Director or officer of the Trust or its Adviser individually owns beneficially more than 0.5% of the securities of that issuer and all such Trustees, Directors and officers together own in the aggregate more than 5% of such securities.


     The Trust cannot buy or sell real estate; however the Cash Fund may purchase marketable securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.


5. Almost all of the Trust's assets must be in established companies.


     Only 5% of the Trust's total assets may be invested in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.


6. The Trust does not buy for control.


     The Trust cannot invest for the purpose of exercising control or management of other companies.


7. The Trust does not sell securities it doesn't own or borrow from brokers to buy securities.


         Thus, it cannot sell short or buy on margin.


8. The Trust is not an  underwriter.


     The Trust cannot invest in securities for which there are legal or contractual restrictions on resale or underwrite securities of other issuers except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.



                             Management of the Trust

The Board of Trustees


     The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Trust's operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Trust's Distribution Plan and Shareholder Services Plan. The Trust's sole standing committee is the Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Trust. The Committee, which met once during the last fiscal year, recommends to the Board of Trustees what firm of independent auditors will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Trust's internal accounting procedures and controls.


Trustees and Officers


     The following material includes information about each Trustee and officer of the Trust.





                                                                       Number of
                         Positions Held                                Portfolios       Other Directorships
                         with                                          in Fund          Held by Trustee
                         Trust and                                     Complex          (The position held is
Name, Address(1)         Length of        Principal Occupation(s)      Overseen         a directorship unless
and Date of Birth        Service(2)       During Past 5 Years          by Trustee       indicated otherwise.)

Interested
Trustees(3)

Lacy B. Herrmann         President and    Founder and Chairman of the        12      Director or trustee: OCC
New York, NY             Chairman of      Board, Aquila Management                   Accumulation Trust, Oppenheimer
(05/12/29)               the Board of     Corporation, the sponsoring                Quest Value Funds Group,
                         Trustees since   organization and Manager or                Oppenheimer Small Cap Value
                         1976             Administrator and/or Adviser or            Fund, Oppenheimer Midcap Fund,
                                          Sub-Adviser to each fund of the            and Oppenheimer Rochester Group
                                          Aquilasm Group of Funds(4) and             of Funds.
                                          Founder, Chairman of the Board
                                          of Trustees and (currently or
                                          until 1998) President of each
                                          since its establishment,
                                          beginning in 1984; Director of
                                          the Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998; President
                                          and a Director, STCM Management
                                          Company, Inc., sponsor and
                                          investment adviser to Capital
                                          Cash Management Trust since
                                          1973; Trustee Emeritus,  Brown
                                          University and active in
                                          university, school and
                                          charitable organizations.

Diana P. Herrmann        Trustee since    President and Chief Operating      7                    None
New York, NY             1997 and         Officer of the Manager since
(02/25/58)               President        1997, a Director since 1984,
                         since 2002       Secretary since 1986 and
                                          previously its Executive Vice
                                          President, Senior Vice President
                                          or Vice President, 1986-1997;
                                          President, Senior Vice President
                                          or Executive Vice President of
                                          funds in the Aquilasm Group of
                                          Funds since 1986; Director of
                                          the Distributor since 1997;
                                          trustee, Reserve Money-Market
                                          Funds, 1999-2000 and Reserve
                                          Private Equity Series,
                                          1998-2000; active in mutual fund
                                          and trade organizations and in
                                          charitable and volunteer
                                          organizations.

Theodore T. Mason        Vice Chairman    Executive Director, East Wind      6       Trustee, OCC Accumulation
New York, NY             and Trustee      Power Partners LTD since 1994              Trust.
(11/24/35)               since 1981       and Louisiana Power Partners,
                                          LLC since 1999; President,
                                          Alumni Association of SUNY
                                          Maritime College since 2002
                                          (First Vice President,
                                          2000-2001, Second Vice
                                          President, 1998-2000) and
                                          director of the same
                                          organization since 1997;
                                          Director, STCM Management
                                          Company, Inc., since 1973; twice
                                          national officer of Naval
                                          Reserve Association, commanding
                                          officer of four naval reserve
                                          units and Captain, USNR (Ret);
                                          director, The Navy League of the
                                          United States New York Council
                                          since 2002; trustee, The
                                          Maritime Industry Museum at Fort
                                          Schuyler and the Maritime
                                          College at Fort Schuyler
                                          Foundation, Inc. since 2000.


Non-interested
Trustees

Paul Y. Clinton          Trustee          Principal, Clinton Management      2       Director or trustee: OCC
Osterville, MA           since 1979       Associates, a financial and                Accumulation Trust,
and Naples, FL                            venture capital consulting firm.           Oppenheimer Quest Value
(02/14/31)                                                                           Funds Group, Oppenheimer
                                                                                     Small Cap Value Fund,
                                                                                     Oppenheimer Midcap Fund, and
                                                                                     Oppenheimer Rochester Group
                                                                                     of Funds.

Anne J. Mills            Trustee          President, Loring Consulting       5                   None
Castle Rock, CO          since 1987       Company since 2001; Vice
(12/23/38)                                President for Business Affairs,
                                          Ottawa University, 1992-2001;
                                          IBM Corporation, 1965-1991;
                                          Budget Review Officer, the
                                          American Baptist Churches/USA,
                                          1994-1997; director, the
                                          American Baptist Foundation;
                                          Trustee, Ottawa University; and
                                          Trustee Emerita, Brown
                                          University.
Cornelius T. Ryan        Trustee          Founder and General Partner,       3       Director of Neuberger &
Westport, CT and         since 1976       Oxford Ventures Partners, a                Berman Equity Funds.
Sun Valley, ID                            group of investment venture
(11/14/31)                                capital partnerships, since 1981
                                          and Founder and General Partner,
                                          Oxford Bioscience Partners, a
                                          group of venture capital
                                          partnerships focused on life
                                          sciences, genomics, healthcare
                                          information technology and
                                          medical devices, since 1991.

J. William Weeks         Trustee          Retired; limited partner and       3                   None
Palm Beach, FL           since 2001       investor in various real estate
(06/22/27)                                partnerships since 1988;
                                          formerly Senior Vice President
                                          or Vice President of the Aquila
                                          Bond Funds; and Vice President
                                          of the Distributor.


Officers
Charles E.               Senior Vice      Senior Vice President, corporate   N/A                  N/A
Childs III               President        development, formerly Vice
New York, NY             since 1988       President, Assistant Vice
(04/01/57)                                President and Associate of the
                                          Manager/Administrator since
                                          1987; Senior Vice President,
                                          Vice President or Assistant Vice
                                          President of the Money-Market
                                          Funds since 1988.

John M. Herndon          Vice President   Assistant Secretary of the         N/A                  N/A
New York, NY (12/17/39)  since 1990 and   Aquilasm Group of Funds since
                         Assistant        1995 and Vice President of the
                         Secretary        four Aquila Money-Market Funds
                         since 1995       since 1990; Vice President of
                                          the Manager since 1990.

Joseph P. DiMaggio       Chief            Chief Financial Officer of the     N/A                  N/A
New York, NY             Financial        Aquilasm Group of Funds since
(11/06/56)               Officer since    2003 and Treasurer since 2000;
                         2003 and         Controller, Van Eck Global
                         Treasurer        Funds, 1993-2000.
                         since 2000

Edward M. W. Hines       Secretary        Partner, Hollyer Brady Smith &     N/A                  N/A
New York, NY             since 1982       Hines LLP, legal counsel to the
(12/16/39)                                Trust, since 1989; Secretary of
                                          the Aquilasm Group of Funds.

Robert W. Anderson       Assistant        Compliance Officer of the          N/A                  N/A
New York, NY (08/23/40)  Secretary        Manager since 1998 and Assistant
                         since 2000       Secretary of the Aquilasm Group
                                          of Funds since 2000; trustee,
                                          Alpha Strategies Fund since
                                          July, 2002; Consultant, The
                                          Wadsworth Group, 1995-1998.

Lori A. Vindigni        Assistant         Assistant Treasurer of the         N/A                  N/A
New York, NY            Treasurer since   Aquilasm Group of Funds since
(11/02/66)              2000              2000; Assistant Vice President
                                          of the Manager since 1998; Fund
                                          Accountant for the Aquilasm
                                          Group of Funds, 1995-1998.


(1) The mailing address of each Trustee and officer is c/o Capital Cash Management Trust, 380 Madison Avenue, New York, NY 10017.

(2) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(3) Mr. Herrmann and Ms. Herrmann are interested persons of the Trust, as that term is defined in the 1940 Act, as officers of the Trust; in addition Mr. Herrmann is an officer, director and shareholder of the Adviser and of the Distributor and each is an interested person as a member of the immediate family of the other. Mr. Mason is an interested person as an officer of the Trust and as a Director and a shareholder (through ownership by his wife) of the Adviser.

(4) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; and Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquilasm Group of Funds."



                       Securities Holdings of the Trustees
                                (as of 12/31/02)

                       Dollar Range of      Aggregate Dollar Range of Ownership
                       Ownership in The       in Aquilasm Investment Companies
Name of Trustee      Cash Management Trust         Overseen by Trustee(1)

 Interested Trustees

Lacy B. Herrmann              E                           E

Diana P. Herrmann             D                           E

Theodore T. Mason             B                           C

Non-interested Trustees

Paul Y. Clinton               A                           B

Anne J. Mills                 A                           D

Cornelius T. Ryan             B                           C

J. William Weeks              A                           C

(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000

     None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Adviser or the Distributor.

Compensation of Trustees


     The Trust does not pay fees to Trustees affiliated with the Adviser or the Administrator or to any of the Trust's officers. During the fiscal year ended June 30, 2003, the Cash Fund paid $14,101 in fees and reimbursement of expenses to the Trustees. The Trust is among the 12 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money-market funds and an equity fund. The following table lists the compensation of all Trustees who received compensation from the Trust and the compensation they received during the Trust's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Trust or any of the other funds in the Aquila group.


                                             Compensation      Number of
                                             from all          boards on
                         Compensation        funds             which the
                         from the            in the            Trustee
                         Trust               Aquilasm serves
                                             Group of
Name                                         Funds


Paul Y. Clinton          $2,500              $10,300           2

Anne J. Mills            $2,500              $35,000           5

Cornelius T. Ryan        $2,500              $13,850           3

J. William Weeks         $3,100              $22,100           3


                             Ownership of Securities


     On October 2, 2003, the following persons held 5% or more of the outstanding shares of the specified class:


Name and address
of the holder of
record                              Number of shares          Percent of class

The Cash Fund: Original Shares

Anthony L. Cucuzzella, M.D.
901 Westover Rd.
Wilmington, DE                           252,131                       10.98%

Elizabeth B. Herrmann
6 Whaling Road
Darien, CT                               388,628                       16.92%

William J. Boyle
and Margaret M. Boyle
JTTEN
10 Canterbury Pl.
Cranford, NJ                             131,406                       5.72%

Naval Reserve Endowment
1619 King Street
Alexandria, VA                           121,676                       5.30%


Additional 5% Shareholders

     The Trust's management is not aware of any person, other than those named above, who beneficially owned 5% or more of either class of the Trust's outstanding shares on such date.

                     Investment Advisory and Other Services


     The services of STCM Management Company, Inc. (the "Adviser") to the Trust are rendered under an Investment Advisory Agreement between the Trust and the Adviser (the "Advisory Agreement") that was most recently approved by the shareholders of the Cash Fund in 1992.


     The Advisory Agreement of the Trust provides, subject to the control of the Board of Trustees, for investment supervision by the Adviser. Under the Advisory Agreement, the Adviser will furnish information as to the Trust as to the Trust's portfolio, including prices, maintained by such provider of such services; and will supply at its expense, monthly or more frequently as may be necessary, pricing of the Trust's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to the Trust. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Trust all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.


     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Trust and of those Trustees, if any, who are affiliated with the Adviser, provided, however, that if any Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Trust may pay compensation to such Trustee, but at a rate no greater than the rate it pays to the other Trustees. Under the Advisory Agreement, the Trust bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Trust's Administration Agreement or by the Trust's principal underwriter are paid by the Trust. The Advisory Agreement lists examples of such expenses borne by the Trust, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent, fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Trust and its shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.


     Under the Advisory Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of 0.20 of 1% of the Trust's average daily net assets.

     The Adviser agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (as described in the Agreement) of the amount, if any, by which the Cash Fund's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Cash Fund's average annual net assets, plus 1% of the Trust's average annual net assets in excess of $30 million, or (ii) 25% of the Cash Fund's total annual investment income.


     The Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Trust sixty days' written notice, and may be terminated by the Trust at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Trust shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940 Act) of its voting securities at the time outstanding and entitled to vote; it automatically terminates in the event of its assignment (as so defined).


     The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. The Trust agrees to indemnify the Adviser to the full extent permitted under the Trust's Declaration of Trust.


     The Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's Registration Statement under the Securities Act of 1933 and the 1940 Act, except for the information supplied by the Adviser for inclusion therein.


     The Advisory Agreement contains the provisions set forth below under "Brokerage Allocation and other practices."

The Administration Agreement


     Under the Administration Agreement with the Trust (the "Administration Agreement"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Trust and pays all compensation of the Trust's Trustees, officers and employees who are affiliated persons of the Administrator. The Administration Agreement went into effect with respect to the Cash Fund on November 1, 1993.


     Under the Administration Agreement, subject to the control of the Trust's Board of Trustees, the Administrator provides all administrative services to the Trust other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Trust, and overseeing all relationships between the Trust and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Trust and for the sale, servicing or redemption of the Trust's shares.


     Under the Administration Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust at the end of each business day at the annual rate of 0.15 of 1% of such net asset value. The Administrator has agreed that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (as described in the Agreement) of the amount, if any, by which the Cash Fund's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Cash Fund's average annual net assets, plus 1% of the Cash Fund's average annual net assets in excess of $30 million, or (ii) 25% of the Trust's total annual investment income.


     In addition to the foregoing expense limitation, the Administration Agreement for the Trust contains provisions under which the Administrator agrees to waive fees and reimburse expenses to the Trust as required so that the total expenses of the Trust in any fiscal year shall not exceed 0.60 of 1% of its average annual net assets. The payment of any fee under the Administration Agreement to the Administrator at the end of any month will be reduced or postponed as may be required by reason of the expense guarantee, subject to readjustment during the year. Any reimbursement of expense to the Trust with respect to a fiscal year will be made during or at the end of that fiscal year, and any reimbursements made during the fiscal year will be subject to readjustment during the year. The expense guarantee continues from year to year, provided, however, that upon at least six months' written notice to the Trust, the Administrator may cancel its obligation under this expense guarantee. Upon the expiration of the expense guarantee, any amount then outstanding thereunder shall be paid, and thereupon neither party shall have any further liability to the other thereunder. The expense guarantees and any outstanding obligations thereunder shall survive the termination of the Administration Agreement.

Advisory and Administration Fees


     During the three fiscal years ended June 30, 2003, 2002, and 2001 the following fees were accrued, all of which were waived, except as indicated. The expense limitation provisions in the Advisory and Administration Agreement in effect would in any event have precluded any of such fees during these years.


To the Adviser:
                           Cash Fund


2003                       $3,721

2002                       $3,930

2001                       $3,593


To the Administrator:

2003                       $2,7911)

2002                       $2,948(2)

2001                       $2,695(3)

(1)The Administrator also reimbursed the Cash Fund $77,242 to comply with the expense limitation, all pursuant to the agreement regarding total expenses of the Cash Fund. Of this amount, $70,956 was paid prior to June 30, 2003 and the balance was paid in early July 2003.

(2) The Administrator also reimbursed the Cash Fund $36,377 to comply with the expense limitation, $13,128 pursuant to the agreement regarding total expenses of the Cash Fund and $3,915 voluntarily, totaling $53,420. Of this amount, $44,850 was paid prior to June 30, 2002 and the balance was paid in early July 2002.

(3) The Administrator also reimbursed the Cash Fund $29,647 to comply with the expense limitation, $15,298 pursuant to the agreement regarding total expenses of the Cash Fund and $3,615 voluntarily, totaling $48,560.

Renewal of Investment Advisory Agreement


     Renewal for the year ending November 30, 2004 of the Investment Advisory Agreement between the Trust and Adviser (the "Advisory Agreement") was approved by the Board of Trustees and the independent Trustees in September 2003. At a meeting called and held for the purpose at which a majority of the independent Trustees were present in person, the following materials were considered:


o    A copy of the agreement to be renewed;

o    A term sheet describing the material terms of the contract;

o The report of the Administrator containing data about the performance of the Trust, and data about the fees, expenses and profitability of the Adviser and comparisons of such data with similar data about other comparable funds;

o The Trustees had also reviewed on a quarterly basis reports on the Trust's performance, operations, portfolio and compliance.


     In considering the Advisory Agreement, the Trustees also drew upon prior discussions with representatives of the Adviser and Administrator, at each quarterly meeting, of the Trust's performance and expenses and their familiarity with the personnel and resources of the Adviser and Administrator. In considering the nature and quality of the services provided by the Adviser and Administrator in relation to the fees and other benefits received, they concluded that the overall investment performance of the Trust had been satisfactory in light of market conditions. They concluded that the advisory fee accrued by the Trust, all of which was waived, was fair and reasonable in relation to the services rendered and that the services rendered were satisfactory. Accordingly, the Trustees determined that renewal of the Advisory Agreement until November 30, 2004 was appropriate and it was approved by the unanimous vote of all of the Trustees, including a majority of the non-interested Trustees.

Transfer Agent, Custodian and Auditors


     The Trust's Shareholder Servicing Agent (transfer agent) is PFPC Inc., 760 Moore Road, King of Prussia, PA 19406-1212.


     The Trust's Custodian is Bank One Trust Company N.A., 1111 Polaris Parkway, Columbus, OH 43240; it receives, holds and delivers the Trust's portfolio securities (including physical securities, book-entry securities, and securities in depositories) and money, performs related accounting functions and issues reports to the Trust.


     The Trust's auditors, KPMG LLP, 757 Third Avenue, New York, New York 10017 perform an annual audit of the Trust's financial statements.

                    Brokerage Allocation and Other Practices


     During the fiscal years ended June 30, 2003, 2002, and 2001 all of the Trust's transactions were principal transactions and no brokerage commissions were paid.



     The following provisions regarding brokerage allocation and other practices relating to purchases and sales of the Trust's securities are contained in the Trust's Advisory Agreement. The Advisory Agreement provides that in connection with its duties to arrange for the purchase and sale of the Trust's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Trust to achieve "best execution," i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Trust to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Trust expects that most transactions will be principal transactions at net prices and that the Trust will incur little or no brokerage costs. The Trust understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Trust or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, Administrator or principal underwriter as the Trust. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Trust recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Trust and/or other accounts of the Adviser and that research received by such other accounts may or may not be useful to the Trust.

Limitation of Redemptions in Kind


     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Trust during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Trust will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.


                                  Capital Stock

Description of Shares


     The Trust issues two classes of shares: Original Shares and Service Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust. Income, direct liabilities and direct operating expenses of each series will be allocated directly to such series, and general liabilities and expenses, if any, of the Trust will be allocated in a manner acceptable to the Board of Trustees. Certain expenses specifically allocable to a particular class will be borne by that class; the expense not so allocated will be allocated among the classes in a manner acceptable to the Board of Trustees and in accordance with any applicable exemptive order or rule of the SEC. Upon liquidation, shareholders of each class are entitled to share pro-rata (subject to liabilities, if any, allocated specifically to that class) in the net assets available for distribution to shareholders and upon liquidation of the Trust, they are entitled to share proportionately in the assets available to the Trust after appropriate allocation. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth below with respect to potential liability of shareholders of a Massachusetts business Trust; the holders of shares have no pre-emptive or conversion rights.


Voting Rights


     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) represented by the shares held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated
(i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely. Rule 18f-2 under the 1940 Act provides that matters submitted to shareholders be approved by a majority of the outstanding voting securities of the Trust. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirement. Classes do not vote separately except that, as to matters exclusively affecting one class (such as the adoption or amendment of class-specific provisions of the Distribution Plan), only shares of that class are entitled to vote.


         The Trust has two classes of shares:

     Original Shares: Original Shares are offered solely to (1) financial institutions for the investment of funds for their own account or for which they act in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Trust's exchange privilege; (3) shareholders of record on November 1, 1999, the date on which the Trust first offered two classes of shares; (4) Trustees and officers of funds in the Aquilasm Group of Funds; (5) officers and employees of the Adviser, Administrator and Distributor and (6) members of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest and which have entered into agreements with the Distributor under the Trust's Distribution Plan. Original Shares are sold with no sales charge and there is no redemption fee.


     Service Shares: Service Shares are offered to anyone. There are no sales charges or redemption fees. Service Shares of the Trust are subject to a Distribution (12b-1) fee of 0.25 of 1% of the average annual assets of the Trust represented by Service Shares.


     The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of a trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, for the protection of shareholders, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust itself would be unable to meet its obligations. If any class is unable to meet the obligations attributable to it (which, in the case of the Trust, is a remote possibility), other classes would be subject to such obligations with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.


     The Declaration of Trust further indemnifies the Trustees out of the assets of the Trust and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                   Purchase, Redemption and Pricing of Shares

Amortized Cost Valuation


     The Trust operates under Rule 2a-7 (the "Rule") of the Securities and Exchange Commission which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.


     While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Trust's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.


     Under the Rule, the Trust's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Trust's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Trust's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Trust's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.


     Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations. The Procedures contemplate changes in the dividends payable by the Trust under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

Computation of Daily Dividends


     Under the Procedures that the Trust's Board of Trustees has adopted relating to amortized cost valuation, the calculation of each Trust's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.


     If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

Automatic Withdrawal Plan


     If you own or purchase shares of the Trust having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.


     Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

     Redemption of shares for withdrawal purposes may reduce or even liquidate the account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.

Exchange Privilege


     There is an exchange privilege as set forth below between the Trust and certain tax-free municipal bond funds and an equity fund (the "Bond or Equity Funds") and certain money-market funds (together with the Trust, the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Manager or Administrator and Distributor as the Trust. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila Bond or Equity Funds are Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares) and Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares) .


     The Aquila Bond and Equity Funds offer classes of shares: Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares"), which can be purchased by anyone and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail customers. Some funds also offer Financial Intermediary Class Shares ("Class I Shares"). The Exchange Privilege has different provisions for exchanges for each class.

     Generally, you can exchange shares of a given class of a Bond or Equity Fund for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund. However, the following important information should be noted:

     (1) Originally purchased Money-Market Fund shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a contingent deferred sales charge ("CDSC") if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

     (2) CDSCs upon redemptions of shares acquired through exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

     If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

     (3) Extension of holding periods by owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.


     The Trust, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.


     All exercises of the exchange privilege are subject to the conditions that
(i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the applicable minimum investment requirement of the investment company whose shares are being acquired.

     To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Bond or Equity Fund will be its public offering price).

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period; no representation is made as to the deductibility of any such loss should such occur.


     Dividends paid by the Money-Market Funds are taxable, except to the extent that dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money market fund) are exempt from regular Federal income tax, and to the extent that dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust (which invests in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond or equity fund or a tax-free money-market fund under the exchange privilege arrangement.


     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

Transfer on Death Registration


     Each of the funds in the Aquilasm Group of Funds now generally permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons that you specify as beneficiaries. To register shares of a Fund in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with a Fund; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with a Fund that is otherwise acceptable but, for whatever reason, neither the Fund nor the Transfer Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Trust reserves the right not to honor your TOD designation, in which case your account will become part of your estate.


     You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Trust may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Trust reserves the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

Distribution Plan


     The Trust has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. In the following material the "Plan" means the Plan of the Trust. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is in two parts.


     The Plan states that while it is in effect, the selection and nomination of those Trustees of any Fund who are not "interested persons" of the Trust shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Part I of the Plan


     Part I of the Plan is designed to protect against any claim involving the Trust that the administration fee and some of the expenses which the Trust pays or may pay come within the purview of Rule 12b-1. No Trust considers such fee or any payment enumerated in Part I of the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses the Trust pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in Part I of the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of the Trust's shares, these payments are authorized under the Plan.


     As used in Part I of the Plan, "Qualified Recipients" means (i) any principal underwriter or underwriters of the Trust (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Administrator) and (ii) broker-dealers or others selected by Aquila Management Corporation (the "Administrator") with which it or the Trust has entered into written agreements ("Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of the Trust's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Trust shares beneficially owned by such Qualified Recipient or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Administrator, instrumental in the purchase and/or retention of such Trust shares and/or in providing administrative assistance in relation thereto.


     The Plan permits the Administrator to make payments ("Administrator's Permitted Payments") to Qualified Recipients. These Administrator's Permitted Payments are made by the Administrator and are not reimbursed by the Trust to the Administrator. Permitted Payments may not exceed, for any fiscal year of the Trust (pro-rated for any fiscal year which is not a full fiscal year), 0.10 of 1% of the average annual net assets of the Trust. The Administrator shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients;
(ii) not to select any Qualified Recipient; and (iii) to determine the amount of Administrator's Permitted Payments, if any, to each Qualified Recipient, provided that the total Administrator's Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Administrator is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. The Plan states that whenever the Administrator bears the costs, not borne by the Trust's Distributor, of printing and distributing all copies of the Trust's prospectuses, statements of additional information and reports to shareholders which are not sent to the Trust's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.


     Part I of the Plan recognizes that, in view of the Administrator's Permitted Payments and bearing by the Administrator of certain distribution expenses, the profits, if any, of the Administrator are dependent primarily on the administration fees paid by the Trust to the Administrator and that its profits, if any, would be less, or losses, if any, would be increased due to such Administrator's Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Trust might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Trust, the payment of such fees is authorized by Part I of the Plan.


     Part I of the Plan also states that if and to the extent that any of the payments by the fund listed below are considered to be "primarily intended to result in the sale of" shares issued by the Trust within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Trust or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Trust's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Trust and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Trust's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.


     Part I of the Plan states that while Part I is in effect, the Trust's Administrator shall report at least quarterly to the Trust's Trustees in writing for its review on the following matters: (i) all Administrator's Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended; (ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (iii) all fees of the Trust to the Administrator paid or accrued during such quarter.


     Part I of the Plan defines as the Trust's Independent Trustees those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. Part I of the Plan, unless terminated as provided below, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Trust's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part I of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part I of the Plan will benefit the Trust and its shareholders. Part I of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Trust. Part I of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part I of the Plan.


     Part I of the Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Trust the Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Trust, the Plan Agreements with them shall be the agreements with the Administrator with respect to payments under Part I of the Plan.


     Under Rule 12b-1, all agreements related to implementation of a plan must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to such agreements are the same as those described above as to
Part I of the Plan itself except that: (i) no shareholder action is required for the approval of such agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice. The Plan Agreement between the Trust and the Administrator is governed by the foregoing requirements.


     The formula under which the payments described above may be made under Part I of the Plan by the Administrator was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Trust. Another factor is that such payments by the Administrator to Qualified Recipients may provide the only incentive for Qualified Recipients to do so; there is no sales charge on the sale of the Trust's shares and, although Part II of the Plan, as discussed below, permits certain payments by the Trust to persons providing distribution and/or shareholder service assistance, those payments are permitted only in connection with one of the Trust's two classes of shares.

Part II of the Plan


     Part II of the Plan authorizes payment of certain distribution or service fees by the Trust in connection with Service Shares of the Trust.


     As used in Part II of the Plan, "Designated Payees" means (i) any principal underwriter or underwriters of the Trust and (ii) broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor") with which it or the Trust has entered into written agreements ("Distributor's Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of shares of the specified class or servicing shareholder accounts with respect to those shares. "Qualified Holdings" means, as to any Designated Payee, all Service Shares beneficially owned by such Designated Payee or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Designated Payee was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance in relation thereto.


     Part II of the Plan permits the Trust to make payments ("Trust's Permitted Payments") to Designated Payees. These Trust's Permitted Payments are made by the Trust directly or through the Distributor and may not exceed, for any fiscal year of the Trust, 0.25 of 1% of the average annual net assets of the Trust represented by the Service Shares class of Trust shares. Such payments are to be made out of the Trust assets allocable to Service Shares. For any fiscal year, the amounts paid under the Plan to any Designated Payee when added to any amounts paid to the same Payee in respect of the same Qualified Holdings under the Trust's Shareholder Services Plan, shall not exceed in the aggregate 0.25 of 1% of the average annual net asset value of such Qualified Holdings. Appropriate adjustments shall be made for any part or parts of a fiscal year during which payments under this Part II of the Plan are not accruable or for any fiscal year which is not a full fiscal year. The Distributor shall have sole authority (i) as to the selection of any Designated Payee or Payees; (ii) not to select any Designated Payee; and (iii) to determine the amount of Trust's Permitted Payments, if any, to each Designated Payee, provided that the total Trust's Permitted Payments to all Designated Payees do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Designated Payee; (b) the extent to which the Designated Payee has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Designated Payee would be redeemed in the absence of its selection or continuance as a Designated Payee. The Distributor is also authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: providing facilities to answer questions from prospective investors about the Trust and its Portfolios; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sales of Trust shares; and assisting investors in completing application forms and selecting dividend and other account options. Designated Payees may also provide their endorsement of the Trust to their clients, members or customers as an inducement to invest in the Trust. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Designated Payee.


     Part II of the Plan states that while Part II is in effect, the Distributor shall report at least quarterly to the Trust's Trustees in writing for its review on the following matters: (i) all Trust's Permitted Payments made to Designated Payees, the identity of the Designated Payee of each Payment and the purpose for which the amounts were expended; and (ii) all fees of the Trust to the Distributor, Adviser or Administrator paid or accrued during such quarter.


     Part II of the Plan, unless terminated as provided below, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Trust's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part II of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part II of the Plan will benefit the Trust and its shareholders. Part II of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Service Shares class. Part II of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part II of the Plan.


     Part II of the Plan states that in the case of a Designated Payee which is a principal underwriter of the Trust, the Distributor's Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Designated Payees which are not principal underwriters of the Trust, the Distributor's Plan Agreements with them shall be the agreements with the Distributor with respect to payments under Part II of the Plan.


     During the fiscal year ended June 30, 2003, the Trust made no payments under the Plan.

Shareholder Services plan


     The Trust has adopted a Shareholder Services Plan to provide for the payment by the Service Shares of the Trust of "service fees" within the meaning of Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc. The Plan applies only to shares of the class denominated Service Shares (regardless of whether such class is so designated or is redesignated by some other name). Both Plans have the same terms and are referred to as the "Plan."


Provisions for Service Shares (Part I)


     As used in Part I of the Plan, "Qualified Recipients" shall mean broker/dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Trust, who have, pursuant to written agreements with the Trust or the Distributor, agreed to provide personal services to holders of Service Shares and/or maintenance of Service Shares shareholder accounts. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Service Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Administrator" shall mean Aquila Management Corporation, or any successor serving as administrator of the Trust.


     Subject to the direction and control of the Board of Trustees of the Trust, the Trust may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under Part I of the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Trust represented by the Service Shares. Such payments shall be made only out of the Trust assets allocable to the Service Shares. For any year, the amounts paid under the Plan to any Qualified Recipient, when added to any amounts paid to the same Qualified recipient in respect of the same Qualified Holdings under the Trust's Distribution Plan shall not exceed in the aggregate 0.25 of 1% of the average annual net asset value of such Qualified Holdings. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total such Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of Service Shares sold by such recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Service Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Trust may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.


     No payments were made under the plan for the fiscal years ended June 30, 2001, 2002, and 2003.

General Provisions (Part II)


     While the Plan is in effect, the Trust's Distributor shall report at least quarterly to the Trust's Trustees in writing for their review on the following matters: (i) all Service Fees paid under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Trust to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the 1940 Act, of the Trust, the Administrator, the Distributor, or the investment adviser or sub-adviser of the Trust, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Trust an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.


     The Plan has been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Trust and had no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Plan. It will continue in effect for a period of more than one year from its effective date only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

     The Plan shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended.

     While the Plan is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, shall be committed to the discretion of such disinterested Trustees. Nothing herein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.


                              Taxation of the Trust


     The Trust, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by the Trust.

                                   Underwriter


     Aquila Distributors, Inc. acts as the Trust's principal underwriter in the continuous public offering of the Trust's shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.


                  Net Under-      Compensation
Name of           Writing         on Redemptions
Principal         Discounts and   and              Brokerage       Other
Underwriter       Commissions     Repurchases      Commissions     Compensation

Aquila            None            None              None            None
Distributors, Inc.


     The Distributor currently handles the distribution of the shares of twelve funds (four money-market funds, seven tax-free municipal bond funds and an equity fund), including the Trust. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.


     The shares of the Distributor are owned 24% by Diana P. Herrmann, 72% by Mr. Herrmann and other members of his immediate family, and the balance by current employees of Aquila Management Corporation.

                                   Performance


     From time to time, the Trust may advertise its "current yield" and its "effective yield" (also referred to as "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of the Trust refers to the net income generated by an investment in the Trust over a stated seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Trust may also advertise or quote its effective yield, which is calculated similarly, but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


     In addition, the Trust may also compare its performance to other income-producing securities such as (i) money-market funds; (ii) various bank products, including both those that are insured (e.g., deposit obligations) and those that are not (e.g., investment instruments offered by affiliates of banks); and (iii) U.S. Treasury Bills or Notes. There are differences between these income-producing alternatives and the Trust other than its yields, some of which are summarized below.


     The yield of the Trust is not fixed and will fluctuate. In addition, your investment is not insured and its yield is not guaranteed. There can be no assurance that the Trust will be able to maintain a stable net asset value of $1.00 per share. Although the yields of bank money-market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. Investment instruments, such as repurchase agreements and commercial paper, offered by affiliates of banks are not insured by the Federal Deposit Insurance Corporation. In comparing the yields of one money-market fund to another, consideration should be given to the Trust's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.


                                   APPENDIX A

             NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings


     At the date of this Additional Statement there are four organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.



STANDARD & POOR'S CORPORATION

     Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

     A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

     An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

     1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

     2)   Nature of and provisions of the obligation; and

     3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          The two highest categories are:

          AAA: Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.

MOODY'S INVESTORS SERVICE

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

     Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capital structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of markets and assured sources of alternative liquidity.

     Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DOMINION BOND RATING SERVICE LIMITED ("DBRS")

DBRS Bond and Long Term Debt Rating Scale. Long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

     AAA Bonds rated AAA are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

     AA Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high.

     A Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities.

     BBB  Bonds rated BBB are of adequate credit quality.

     BB Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.

     B Bonds rated B are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

DBRS Commercial Paper and Short Term Debt Rating Scale. Commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. All three DBRS rating categories for short term debt use "high," "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category.

R-1 (high)        Short term debt rated R-1 (high) is of the highest credit
                  quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

R-1 (middle)      Short term debt rated R-1 (middle) is of superior credit
                  quality and, in most cases, ratings in this category differ from R-1 (high) credits to only a small degree.

R-1 (low)         Short term debt rated R-1 (low) is of satisfactory credit
                  quality. the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable.

R-2 (high),       Short term debt rated R-2 is of adequate credit quality and
R-2 (middle),     within the three subset grades, debt protection ranges from
R-2 (low)         having reasonable ability for timely repayment to a level
                  which is considered only just adequate.

R-3 (high),       Short term debt rated R-3 is speculative, and within the
R-3 (middle),     three subset grades, the capacity for timely payment ranges
R-3 (low)         from mildly speculative to doubtful.


FITCH INVESTORS SERVICE, INC.

     The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

          F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

     The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

          AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

                          CAPITAL CASH MANAGEMENT TRUST
                            PART C: OTHER INFORMATION


Financial Statements

            Included in Part A:
               Financial Highlights

            Incorporated by reference into Part B:

               Report of Independent Auditors Statement
                  of Investments as of June 30, 2003
               Statement of Assets and Liabilities as of
                  June 30, 2003
               Statement of Operations for the year ended
                  June 30, 2003
               Statement of Changes in Net Assets for the
                  years ended June 30, 2003 and 2002
               Notes to Financial Statements

            Included in Part C:

ITEM 23 Exhibits:

         (a) Amended and Restated Declaration of Trust (i)

         (b) By-laws (iii)

         (c) Instruments defining rights of shareholders

             The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share of its class; shares of the respective classes represent proportionate interests in the Trust in accordance with their respective net asset values. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Trust's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

             At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust except that the Trust's Board of Trustees may change the name of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust.

        (d) Investment Advisory Agreement for
            Capital Cash Management Trust (i)

        (e) (i)  Distribution Agreement for Capital
                 Cash Management Trust (iii)

        (e) (ii) Anti-Money Laundering Amendment to
                 Distribution Agreement (vii)

        (f) Not applicable

        (g) Custody Agreement (ii)

        (h) (i) Transfer Agency Agreement (ii)

        (h) (ii) Anti-Money Laundering Amendment to
                 Transfer Agency Agreement (vii)

        (h) (iii) Customer Identification Services Amendment to Transfer Agency Agreement (vii)

        (h) (iv)  Administration Agreement for Capital
                  Cash Management Trust (ii)

        (i) (i) Opinion of counsel to the Trust (iii)

        (i) (ii) Consent of counsel to the Trust (vii)

        (j) Consent of independent auditors (vii)

        (k) Not applicable

        (l) Not applicable

        (m) (i) Distribution Plan for Capital Cash Management
                       Trust (iii)

        (m) (ii) Services Plan for Capital Cash Management
                       Trust (iii)

        (n) (i) Plan pursuant to Rule 18f-3 under the
                    1940 Act (iii)

        (n) (ii) Amended Plan pursuant to Rule 18f-3 under the
                    1940 Act (v)

  (i) Filed as an exhibit to Registrant's Post-Effective Amendment number 38 filed October 29, 1997.

  (ii) Filed as an exhibit to Registrant's Post-Effective Amendment number 39 filed October 28, 1998.

  (iii) Filed as an exhibit to Registrant's Post-Effective Amendment number 41 filed October 28, 1999.

  (iv) Filed as an exhibit to Registrant's Post-Effective Amendment number 42 filed October 20, 2000.

  (v) Filed as an exhibit to Registrant's Post-Effective Amendment number 43 filed October 26, 2001.

  (vi) Filed as an exhibit to Registrant's Post-Effective Amendment number 44 filed October 25, 2002.

 (vii)  Filed herewith.

ITEM 24. Persons Controlled By or Under Common Control
         With Registrant

         None

ITEM 25. Indemnification

         Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Supplemental Declaration of Trust, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 32 dated August 31, 1992 to its Form N-1A, is incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business & Other Connections of Investment Adviser

         STCM Management Company, Inc., Registrant's adviser, is a mutual funds adviser. For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

ITEM 27. Principal Underwriters

(a) Aquila Distributors, Inc. serves as principal underwriter to the following Funds, including the Registrant: Capital Cash Management Trust, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax- Free Income Fund, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund For Utah, Tax-Free Fund of Colorado, Tax-Free
         Trust of Arizona, Aquila Rocky Mountain Equity Fund, and
         Tax-Free Trust of Oregon.

     (b) For information about the Directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange
         Act of 1934.

     (c) Not applicable.

ITEM 28. Location of Accounts and Records

         All such accounts, books, and other documents are maintained by the adviser, the administrator, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectus and Statement of Additional Information.

ITEM 29. Management Services

         Not applicable.

ITEM 30. Undertakings

     (a) Not applicable.

     (b) Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of October, 2003.


                                   CAPITAL CASH MANAGEMENT TRUST
                                   (Registrant)


                                        /s/Lacy B. Herrmann
                                   By __________________________
                                       Lacy B. Herrmann,
                                       Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURE                     TITLE                    DATE


/s/Lacy B. Herrmann                                    10/30/03
______________________    Chairman of                 _________
  Lacy B. Herrmann        the Board and Trustee
                          (Principal Executive
                          Officer)

/s/Theodore T. Mason                                   10/30/03
______________________    Vice Chairman of the         _________
  Theodore T. Mason       Board and Trustee


/s/Paul Y. Clinton                                     10/30/03
______________________    Trustee                      _________
  Paul Y. Clinton


/s/Diana P. Herrmann                                   10/30/03
______________________    Trustee                      _________
   Diana P. Herrmann


/s/Anne J. Mills                                       10/30/03
______________________    Trustee                      _________
    Anne J. Mills


/s/Cornelius T. Ryan                                   10/30/03
______________________    Trustee                      _________
  Cornelius T. Ryan


/s/ J. William Weeks                                   10/30/03
_____________________     Trustee                      _________
  J. William Weeks


/s/Joseph P. DiMaggio                                  10/30/03
______________________    Chief Financial Officer      _________
   Joseph P. DiMaggio        and Treasurer

                          CAPITAL CASH MANAGEMENT TRUST
                                  Exhibit List

Number                    Name

 (e)  (ii)     Anti-Money Laundering Amendment to Distribution
               Agreement

 (h)  (ii)     Anti-Money Laundering Amendment to Transfer
               Agency Agreement

 (h)  (iii)    Customer Identification Services Amendment to
               Transfer Agency Agreement

 (i)  (ii)     Consent of counsel to the Trust

 (j)           Consent of independent auditors